Related Parties - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total remuneration received as salary and bonus by the key management personnel	$ 1,057,003	$ 1,131,565	$ 952,030
Fees received by Directors	$ 1,802,678	$ 2,227,536	$ 5,010,554